Business Combination (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 22, 2021 USD ($) Vote $ / shares shares	May 16, 2021 USD ($)	Oct. 20, 2017 USD ($)	Dec. 31, 2021 USD ($) shares
Business Acquisition [Line Items]
Number of votes per share | Vote	1
Exchange ratio	1.00%
Shares issued in PIPE financing | shares	5,000,000
Share price | $ / shares	$ 10.00
Cash - PIPE financing	$ 50,000
Shares issued pursuant to Backstop Agreement | shares	1,995,989
Share price in Bankstop agreements | $ / shares	$ 10.10
Proceeds from Backstop agreement	$ 20,200
Direct and incremental costs	14,500
Indirect and incremental costs	$ 7,000
Tax receivable agreement tax savings percentage	85.00%
Deferred tax asset	$ 19,400			$ 20,186
Revolving Credit Facility
Business Acquisition [Line Items]
Repayment of debt	15,000	$ 15,000
Term B Facility
Business Acquisition [Line Items]
Repayment of debt			$ 280,000
Term Loan B-1 facility
Business Acquisition [Line Items]
Repayment of debt		35,000
Term Loan B and Term Loan B-1
Business Acquisition [Line Items]
Repayment of debt	35,000
Senior Facilities
Business Acquisition [Line Items]
Repayment of debt	$ 50,000	$ 50,000
Seaport Global Acquisition Corp
Business Acquisition [Line Items]
Cash - PIPE financing				$ 50,000
Voting interest (as a percent)	72.20%
Seaport Global Acquisition Corp | Class B Common Stock
Business Acquisition [Line Items]
Shares issued | shares	32,770,000			32,770,000